Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents	$ 54,116	$ 15,621	$ 32,940
Restricted cash	3,043	3,009	3,132
Receivables, net	14,674	5,263	8,253
Expendable parts and supplies, net	13,649	28,272	29,245
Assets held for sale	75,812	5,741	57,722
Prepaid expenses and other current assets	2,283	3,371	7,294
Total current assets	163,577	61,277	138,586
Property and equipment, net	36,846	426,351	698,022
Lease and equipment deposits	583	1,289	1,630
Operating lease right-of-use assets	7,050	7,231	9,709
Deferred heavy maintenance, net		6,396	7,974
Assets held for sale		86,605	12,000
Other assets	6,896	7,709	30,546
Total assets	214,952	596,858	898,467
Current liabilities:
Current portion of long-term debt and finance leases	98,603	50,455	163,550
Current portion of deferred revenue	5,381	3,932	4,880
Current maturities of operating leases	1,535	1,681	3,510
Accounts payable	55,972	72,096	58,957
Accrued compensation	11,498	12,797	10,008
Customer deposits	849	1,189	0
Other accrued expenses	28,199	32,308	27,001
Total current liabilities	202,037	174,458	267,906
Noncurrent liabilities:
Long-term debt and finance leases, excluding current portion	31,652	259,816	364,728
Noncurrent operating lease liabilities	6,890	6,863	8,077
Deferred credits from related party		3,020	4,617
Deferred income taxes	596	8,173	8,414
Deferred revenue, net of current portion	9,209	5,707	16,167
Other noncurrent liabilities	26,973	28,579	28,522
Total noncurrent liabilities	75,320	312,158	430,525
Total liabilities	277,357	486,616	698,431
Commitments and contingencies
Stockholders' equity:
Common stock of no par value and additional paid-in capital	272,918	272,376	271,155
Accumulated deficit	(335,323)	(162,134)	(71,119)
Total stockholders' equity	(62,405)	110,242	200,036
Total liabilities and stockholders' equity	$ 214,952	$ 596,858	$ 898,467